Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from (used in) investing activities [abstract]
Investment disposal	R$ 2,536,421	R$ 47,066	R$ 58,132
Additions in investments	0	0	10,780
Additions to intangible	43,788	4,098,286	13,388
Net cash used in investing activities from continuing operations	(1,759,364)	(6,348,127)	(3,099,567)
Net cash generated by investment activities from discontinued operations	0	608,713	(35,524)
Cash flows from investing activities	(1,759,364)	(5,739,414)	(3,135,091)
Cash flow from financing activities
Capital increase	0	0	2,031,619
Transaction Costs In Capital Increase	0	0	14,941
Share buyback	70,046	50,044	0
Premium paid to shareholders	(1,273,727)	0	0
Net cash used in financing activities	(2,300,671)	803,856	2,696,572
Cash and cash equivalents at the beginning of the period	4,161,939	5,634,623	2,678,457
Cash and cash equivalents at the end of the period	3,130,363	4,161,939	5,634,623
Consolidated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from operating activities	2,568,490	(183,674)	811,605
Cash flows from (used in) investing activities [abstract]
Financial investments	5,022	15,832	(6,109)
Loans and financing granted to related parties	0	(22,200)	(236,024)
Receipt of loans and financing granted to related parties	0	22,200	282,087
Investment disposal	332,239	2,066	14,533
Additions in investments	(550,000)	(613,150)	(61,950)
Capital reduction of investees.	294	0	0
Additions to property, plant and equipment	(1,363)	(17)	(1,659)
Additions to intangible	(2,952)	(2,378)	(1,742)
Net cash used in investing activities from continuing operations	(216,760)	(597,647)	(10,864)
Net cash generated by investment activities from discontinued operations	0	467,566	(35,000)
Cash flows from investing activities	(216,760)	(130,081)	(45,864)
Cash flow from financing activities
Amortization of principal - Lease liabilities	(715)	(709)	(512)
Capital increase	0	0	2,031,619
Transaction Costs In Capital Increase	0	0	(14,941)
Share buyback	(70,046)	(50,044)	0
Premium paid to shareholders	(1,273,727)	0
Dividends and interest on capital paid	(1,249,045)	(1,586,565)	(750,371)
Net cash used in financing activities	(2,593,533)	(1,637,318)	1,265,795
Total effects on cash and cash equivalents	(241,803)	(1,951,073)	2,031,536
Cash and cash equivalents at the beginning of the period	280,340	2,231,413	199,877
Cash and cash equivalents at the end of the period	38,537	280,340	2,231,413
Change in cash and cash equivalents	R$ (241,803)	R$ (1,951,073)	R$ 2,031,536